UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)

Anfield U.S. Equity Sector Rotation ETF (AESR)

(AESR) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Anfield U.S. Equity Sector Rotation ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield U.S. Equity Sector Rotation ETF	$108	0.98%

How did the Fund perform during the reporting period?

The trailing twelve month performance (TTM) for the Anfield US Equity Sector Rotation ETF (‘AESR’, ‘the Fund’) as of October 31st was strong. The total return (NAV) for AESR TTM was 24.59%, outperforming the S&P 500 Index’s total return by a spread of 314 basis points. AESR’s strategy of strategically allocating across S&P sectors continues to be the core driver of outperformance. Another contributing factor has been the inclusion of industry specific ETFs, which have allowed the management team to target specific subsectors (i.e. the Invesco Bank ETF ‘KBWB’ vs the State Street Financials ETF ‘XLF’). Communications and Technology were the two sectors consistently overweighted throughout the year, and they were also the two sectors delivering the highest returns in the S&P 500. Technology was the best performing sector, delivering a 35% return over the period, and Communications, which had a weight 10% above the index, had a total return of around 25%. The inclusion of the subsectors in the selection process alluded to above also drove material performance. One example of this is the ARK Next Generation Internet ETF (‘ARKW’), which saw a total return of close to 64% since it was first implemented at the end of February. Overall, we are pleased with how AESR has performed and we continue to be overweight on Technology and Communications, while being neutral weight to Financials and Consumer Discretionary, and underweight to Industrials, Consumer Staples, Materials, Real Estatec, Utilities, Energy, and Health Care.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anfield U.S. Equity Sector Rotation ETF - NAV
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,453
$23,021
Dec-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Anfield U.S. Equity Sector Rotation ETF - NAV	S&P 500® Index
Dec-2019	$10,000	$10,000
Oct-2020	$10,636	$10,409
Oct-2021	$14,785	$14,876
Oct-2022	$12,502	$12,703
Oct-2023	$12,898	$13,991
Oct-2024	$18,477	$19,310
Oct-2025	$23,021	$23,453

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 16, 2019)
Anfield U.S. Equity Sector Rotation ETF - NAV	24.59%	16.70%	15.24%
S&P 500® Index	21.45%	17.64%	15.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
84.5%
Technology
3.5%
Industrials
3.1%
Materials
2.2%
Financials
2.0%
Health Care
1.8%
Consumer Staples
0.9%
Communications
0.7%
Consumer Discretionary
0.7%
Utilities
0.6%

Value	Value
Utilities	0.6%
Consumer Discretionary	0.7%
Communications	0.7%
Consumer Staples	0.9%
Health Care	1.8%
Financials	2.0%
Materials	2.2%
Industrials	3.1%
Technology	3.5%
Equity	84.5%

Fund Statistics

Net Assets	$155,015,112
Number of Portfolio Holdings	31
Advisory Fee	$1,118,427
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	15.5%
Exchange-Traded Funds	84.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Communication Services Select Sector SPDR Fund	16.6%
iShares Semiconductor ETF	16.0%
SPDR S&P 500 ETF	15.0%
iShares Expanded Tech-Software Sector ETF	13.3%
ARK Next Generation Internet ETF	4.8%
iShares U.S. Financial Services ETF	4.7%
Invesco KBW Bank ETF	3.7%
Industrial Select Sector SPDR Fund	3.2%
Vanguard Consumer Discretionary ETF	3.1%
Consumer Discretionary Select Sector SPDR Fund	2.8%

Material Fund Changes

On December 4, 2025, the Adviser announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser (the “Transaction”). In connection with the Transaction, it is proposed that the Fund will be reorganized out of Two Roads Shared Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regentsparkfunds.com/our-funds/anfield-equity-sector-rotation-etf/?cb=2056), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield U.S. Equity Sector Rotation ETF (AESR)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-AESR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $ 12,330
2024 $ 11,970

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $ 4,430
2024 $ 4,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025, and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anfield U.S. Equity Sector Rotation ETF

AESR

October 31, 2025

Annual Financial Statements and Additional Information

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.5%
	AEROSPACE & DEFENSE - 1.8%
4,146	Huntington Ingalls Industries, Inc.	$1,335,094
4,825	Woodward, Inc.	1,264,681
		2,599,775
	BEVERAGES - 0.9%
21,967	Celsius Holdings, Inc.(a)	1,323,072

	BIOTECH & PHARMA - 1.0%
78,618	Roivant Sciences Ltd.(a)	1,571,574

	CHEMICALS - 0.7%
1,407	NewMarket Corporation	1,080,435

	GAS & WATER UTILITIES - 0.6%
12,428	National Fuel Gas Company	980,693

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
3,030	RBC Bearings, Inc.(a)	1,298,446

	INDUSTRIAL SUPPORT SERVICES - 0.6%
24,050	Fastenal Company	989,658

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
6,836	Intercontinental Exchange, Inc.	1,000,038
13,161	Nasdaq, Inc.	1,125,134
		2,125,172
	LEISURE FACILITIES & SERVICES - 0.7%
12,300	Liberty Media Corporation Liberty Live - Class A(a)	1,079,202

	MEDICAL EQUIPMENT & DEVICES - 0.8%
11,682	Boston Scientific Corporation(a)	1,176,611

	METALS & MINING - 1.5%
17,056	Anglogold Ashanti plc	1,159,808

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 15.5% (Continued)
	METALS & MINING - 1.5% (Continued)
13,712	Newmont Corporation	$1,110,261
		2,270,069
	SEMICONDUCTORS - 1.9%
7,112	Advanced Micro Devices, Inc.(a)	1,821,526
6,489	NVIDIA Corporation	1,313,958
		3,135,484
	SOFTWARE - 1.5%
6,417	Palantir Technologies, Inc., Class A(a)	1,286,416
58,863	QXO, Inc.(a)	1,040,109
		2,326,525
	SPECIALTY FINANCE - 0.6%
59,191	Rocket Companies, Inc., Class A	986,122

	TELECOMMUNICATIONS - 0.7%
24,224	Millicom International Cellular S.A.	1,141,193

	TOTAL COMMON STOCKS (Cost $22,827,616)	24,084,031

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.5%
	EQUITY - 84.5%
41,609	ARK Next Generation Internet ETF(a)	7,360,632
223,558	Communication Services Select Sector SPDR Fund	25,666,694
18,219	Consumer Discretionary Select Sector SPDR Fund	4,371,285
31,469	Industrial Select Sector SPDR Fund	4,879,583
75,166	Invesco KBW Bank ETF	5,787,782
178,702	iShares Expanded Tech-Software Sector ETF(a)	20,641,868
81,004	iShares Semiconductor ETF	24,831,776
83,452	iShares U.S. Financial Services ETF	7,354,625
34,087	SPDR S&P 500 ETF	23,249,379
12,333	Vanguard Consumer Discretionary ETF	4,875,975
9,279	Vanguard Consumer Staples ETF	1,931,053
		130,950,652

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.5% (Continued)
	EQUITY - 84.5% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $107,961,520)	$130,950,652

	TOTAL INVESTMENTS - 100.0% (Cost $130,789,136)	$155,034,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(19,571)
	NET ASSETS - 100.0%	$155,015,112

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage round to less than 0.1%

See accompanying notes which are an integral part of these financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS
Investment securities:
At cost	$130,789,136
At fair value	$155,034,683
Cash	129,168
Dividends receivable	5,291
TOTAL ASSETS	155,169,142

LIABILITIES
Investment advisory fees payable	104,413
Payable to related parties	12,602
Accrued expenses and other liabilities	37,015
TOTAL LIABILITIES	154,030
NET ASSETS	$155,015,112

Net Assets Consist Of:
Paid in capital	$101,927,144
Accumulated earnings	53,087,968
NET ASSETS	$155,015,112

Net Asset Value Per Share:
Shares:
Net assets	$155,015,112
Shares of beneficial interest outstanding (a)	7,375,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.02

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENT OF OPERATIONS
For the year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$1,444,119
Less: Foreign dividend witholding taxes	(7,267)
TOTAL INVESTMENT INCOME	1,436,852

EXPENSES
Investment advisory fees	1,118,427
Administrative services fees	123,646
Compliance officer fees	20,656
Legal fees	20,630
Trustees’ fees and expenses	15,853
Transfer agent fees	15,586
Custodian fees	15,474
Printing and postage expenses	14,808
Audit fees	14,678
Insurance expense	5,475
Other expenses	2,100
TOTAL EXPENSES	1,367,333

NET EXPENSES	1,367,333

NET INVESTMENT GAIN	69,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	28,961,593
Net realized gain from redemptions in-kind	3,749,677
Net change in unrealized depreciation on investments	(1,363,874)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,347,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,416,915

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income (loss)	$69,519	$(52,678)
Net realized gain from investments	28,961,593	4,030,609
Net realized gain from redemptions in-kind	3,749,677	8,447,014
Net change in unrealized appreciation (depreciation) on investments	(1,363,874)	24,363,078
Net increase in net assets resulting from operations	31,416,915	36,788,023

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(235,763)	(188,100)
Net decrease in net assets from distributions to shareholders	(235,763)	(188,100)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,198,714	35,535,773
Payments for shares redeemed	(15,809,254)	(48,321,848)
Net increase (decrease) in net assets from shares of beneficial interest	(4,610,540)	(12,786,075)

TOTAL INCREASE IN NET ASSETS	26,570,612	23,813,848

NET ASSETS
Beginning of Year	128,444,500	104,630,652
End of Year	$155,015,112	$128,444,500

SHARE ACTIVITY
Shares Sold	625,000	2,275,000
Shares Redeemed	(850,000)	(3,525,000)
Net increase (decrease) in shares from beneficial interest outstanding	(225,000)	(1,250,000)

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$16.90		$11.82	$11.55	$14.58	$10.59
Activity from investment operations:
Net investment income (loss) (a)	0.01		(0.01)	0.06	0.07	0.02
Net realized and unrealized gain (loss) on investments	4.14		5.12	0.30	(3.04)	4.09
Total from investment operations	4.15		5.11	0.36	(2.97)	4.11

Less distributions from:
Net investment income	(0.00	) (i)	(0.03)	(0.08)	(0.03)	(0.04)
Return of capital	—		—	(0.01)	—	—
Net realized gains	(0.03)		—	—	(0.03)	(0.08)
Total distributions	(0.03)		(0.03)	(0.09)	(0.06)	(0.12)

Net asset value, end of year	$21.02		$16.90	$11.82	$11.55	$14.58
Total return (b)(c)	24.59%		43.25%	3.17%	(15.44)%	39.14%
Net assets, end of year (000s)	$155,015		$128,445	$104,631	$126,214	$121,352

Ratio of gross expenses to average net assets (d)(e)	0.98%		1.06%	1.00%	0.98%	1.00%
Ratio of net expenses to average net assets (e)(f)	0.98%		1.06%	1.00%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets (g)	0.05%		(0.05)%	0.48%	0.54%	0.12%

Portfolio Turnover Rate (h)	106%		61%	68%	78%	31%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement or recapture, respectively.

(c)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by Regents Park Funds, LLC (the “Adviser”).

(e)	Does not include the expenses of other investment companies in with the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Amount rounds to less than $.005

See accompanying notes to financial statements.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

(1)	ORGANIZATION

The Anfield U.S. Equity Sector Rotation ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 16, 2019. Anfield U.S. Equity Sector Rotation ETF is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund’s investment objective is to seek to outperform traditional large-cap equity indices and styles over full market cycles by investing in various sectors of the equity market.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”) . The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open -end funds. The shares of many ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,084,031	$—	$—	$24,084,031
Exchange-Traded Funds	130,950,652	—	—	130,950,652
Total	$155,034,683	$—	$—	$155,034,683

The Fund did not hold any Level 2 or Level 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Federal Income Taxes

The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $148,977,894 and $148,974,067. For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $11,106,863 and $15,749,363.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the year ended October 31, 2025, the Fund incurred Advisory Fees of $1,118,427.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as the Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services, at the annual rate of 0.70% of the Fund’s average net assets. The Sub-Adviser fees are paid from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of the Fund’s average daily net assets subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits or expense limits in place at the time of the recoupment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. All prior year waived fees and expense reimbursements have been recouped.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $130,789,136 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$25,284,138
Gross unrealized depreciation:	(1,038,591)
Net unrealized appreciation:	$24,245,547

The tax character of fund distributions paid for the year ended October 31, 2025, and October 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$9,300	$126,494
Long-Term Capital Gain	226,463	61,606
Return of Capital	—	—
	$235,763	$188,100

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$8,644,659	$20,286,737	$(88,975)	$—	$—	$24,245,547	$53,087,968

There is no difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $88,975.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the year ended October 31, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$3,749,676	$(3,749,676)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, common stock risk, cybersecurity risk, ETF structure risk, fluctuation of net asset value risk, focus risk, gap risk, geographic risk, hedging transactions risk, index risk, investment companies and ETF risk, issuer-specific risk, large-cap securities risk, liquidity risk, management risk, market events risk, market risk, regulatory risk, sector risk, securities lending risk, underlying fund risk, valuation risk and volatility risk.

Investment Companies and ETFs Risks - When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will also incur brokerage costs when it purchases and sells ETFs. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

ETF Structure Risks - The Fund is structured as an ETF and as a result is subject to the special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk – Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk - Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading

Anfield U.S. Equity Sector Rotation ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Communication Services Sector - Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, such as intense competition and changes in consumer preferences, and/or technological innovation and obsolescence of existing technology.

Information Technology Sector Risk - Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

(8)	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

On December 4, 2025, Anfield announced that it has entered into an agreement whereby Horizon Investments, a financial services company based in Charlotte, North Carolina, will acquire the assets of the Adviser and Sub-Adviser (the “Transaction”). In connection with the Transaction, the Fund will be reorganized out of the Trust (the “Reorganization”). The Transaction is anticipated to close in the first half of 2026, subject to customary closing conditions, including the approval of the Reorganization of the Fund by the Board and the shareholders of the Fund. There can be no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Anfield U.S. Equity Sector Rotation ETF

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Anfield U.S. Equity Sector Rotation ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), including the schedule of investments, as of October 31 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended October 31, 2021 were audited by other auditors whose report, dated December 28, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
December 30, 2025

We have served as the auditor of one or more Regent Park Funds, LLC investment companies since 2022.

Anfield U.S. Equity Sector Rotation ETF
ADDITIONAL INFORMATION
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 12/29/2025

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 12/29/2025